SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	1-20 years
Motor vehicles	5 years

Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Non-compete agreements	2 - 10 years based on specified non-compete period
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of estimated useful life of lease agreements

Favorable lease agreements acquired before the adoption of ASC 842	Remaining lease terms from 1 to 20 years
Unfavorable lease agreements	Remaining lease terms from 3 to 13 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
As of			Assets	Observable Inputs	Inputs
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2020	Equity securities with readily determinable fair value	3,903	3,903	—	—
2020	Available-for-sale debt securities	220	—	220	—
2020	Employee benefit plan assets	6	6	—	—
2021	Equity securities with readily determinable fair value	2,589	2,589	—	—
2021	Available-for-sale debt securities	220	—	220	—
2021	Employee benefit plan assets	5	5	—	—

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
		Fair Value for	Identical	Observable	Unobservable	Total
Years Ended		Years Ended	Assets	Inputs	Inputs	Loss for
December 31,	Description	December 31	(Level 1)	(Level 2)	(Level 3)	the Year
2020	Property and equipment	2	—	—	2	41
2020	Operating lease right-of-use assets	71	—	—	71	139
2020	Long-term investment	—	—	—	—	92
2020	Goodwill	2,328	—	—	2,328	437
2021	Property and equipment	33	—	—	33	24
2021	Operating lease right-of-use assets	88	—	—	88	48
2021	Intangible assets	2,556	—	—	2,556	245
2021	Long-term investment	—	—	—	—	63

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2019	2020	2021
Hotel operating costs	35	42	39
Selling and marketing expenses	3	4	4
General and administrative expenses	72	76	66
Total	110	122	109

Summary of operating segment results

	Years Ended December 31,
	2020			2021
	Legacy	Legacy		Legacy	Legacy
	Huazhu	DH	Total	Huazhu	DH	Total

Total revenues	8,664	1,532	10,196	11,247	1,538	12,785
Operating costs and expenses	8,978	2,947	11,925	10,549	3,058	13,607
Goodwill impairment loss	—	437	437	—	—	—
Other operating income, net	214	266	480	193	793	986
Interest income	118	1	119	88	1	89
Interest expense	427	106	533	291	114	405
Other (expenses) income, net	(92)	3	(89)	139	18	157
Unrealized (losses) gains from fair value changes of equity securities	(266)	1	(265)	(96)	—	(96)
Foreign exchange gain (loss)	176	(1)	175	(294)	(23)	(317)
(Loss) income before income tax	(591)	(1,688)	(2,279)	437	(845)	(408)
Income tax expense (benefit)	151	(366)	(215)	249	(237)	12
(Loss) from equity method investments	(117)	(23)	(140)	(50)	(10)	(60)
Net loss attributable to noncontrolling interest	(12)	—	(12)	(15)	—	(15)
Net (loss) income attributable to Huazhu Group Limited	(847)	(1,345)	(2,192)	153	(618)	(465)
Income tax expense (benefit)	151	(366)	(215)	249	(237)	12
Interest income	118	1	119	88	1	89
Interest expense	427	106	533	291	114	405
Depreciation and amortization	1,123	239	1,362	1,222	281	1,503
EBITDA	736	(1,367)	(631)	1,827	(461)	1,366

Summary of total assets for operating segments, reconciled to consolidated amounts

	As of December 31,
	2020			2021
	Legacy Huazhu	Legacy DH	Total	Legacy Huazhu	Legacy DH	Total
Total assets	46,243	18,912	65,155	45,353	17,916	63,269

Summary of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:

	Years Ended December 31,
	2020	2021
China	8,647	11,231
Germany	1,212	1,263
All others	337	291
Total	10,196	12,785

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of December 31,
	2020	2021
China	30,635	33,143
Germany	15,670	13,884
All others	2,544	2,929
Total	48,849	49,956